Note 20 - Information on the Asset Types and the Associated Transactions (Detail: Text Values) € in Millions	Dec. 31, 2021 EUR (€)
Loans where associated liability is recourse only to transferred assets [Abstract]
Net position of associated liabilities	€ 0